MAN LONG SHORT FUND

SUPPLEMENT TO THE MAN LONG SHORT FUND OCTOBER 1, 2010 PROSPECTUS

THE FOLLOWING LANGUAGE REPLACES SIMILAR LANGUAGE ON PAGES 4-5 AND 37 UNDER “DIRECT INVESTMENTS”:

Direct Investments for Hedging

The Fund may not make direct investments, except to enable it to hedge certain investment risks. The Fund may directly invest in certain types of instruments in order to attempt to limit investment risks, reduce volatility and/or hedge against swings in the value of equity or other securities markets or to hedge investments being received in-kind through a redemption from an underlying Hedge Fund paid in-kind, as in-kind distributions or under other similar circumstances.  The types of instruments the Fund may use include, but are not limited to, the following: ETFs, OTC and exchange-traded derivatives, futures, forward contracts, swaps, swaptions, structured notes, options on future contracts, options on forward contracts, indices and currencies and market access products.

THE FOLLOWING LANGUAGE REPLACES SIMILAR LANGUAGE ON PAGE 5 AND 37 UNDER “BORROWING AND USE OF LEVERAGE”:

The Fund may engage in short-term borrowing from a credit line or other credit facility in order to meet redemption requests, for bridge financing of investments in Hedge Funds, or for cash management purposes.  The Adviser does not use Fund borrowings for investment leverage purposes.  Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by Hedge Funds are not subject to this requirement. Certain short-term borrowings under the 1940 Act are not subject to the above asset coverage requirement.  The Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Fund’s operations, including preventing the Fund from conducting a repurchase of its interests.  In addition, the terms of any borrowing may impose certain investment restrictions on the Fund.

THE FOLLOWING LANGUAGE REPLACES SIMILAR LANGUAGE ON PAGES 6 AND 39-40 UNDER “ADMINISTRATION, TRANSFER AGENT AND CUSTODIAN FEES”:

Citi Fund Services Ohio, Inc. provides certain other administrative services to the Fund.  Pursuant to an administration agreement, the Fund pays an annual fee, which is not expected to exceed 0.065% (annually) of the aggregate value of all outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares), accrued and paid monthly to Citi Fund Services Ohio, Inc. (the “Administration Fee”).  The Administration Fee is charged to all Share classes.

Citibank N.A. serves as the Fund’s custodian and maintains custody of the Fund’s assets.  Pursuant to a custodian agreement, the Fund pays an annual fee, which is not expected to exceed 0.025% (annually) of the aggregate value of all outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares), accrued and paid monthly to Citibank N.A.  In addition, Citibank N.A. may charge the Fund for transaction related costs and is entitled to reimbursement of certain expenses.  Notwithstanding the foregoing, the Fund has agreed to pay Citi Fund Services Ohio, Inc. certain minimum fees for combined administration and custody services, which may result in actual fees exceeding the above thresholds at lower Fund asset levels.

THE FOLLOWING LANGUAGE REPLACES SIMILAR LANGUAGE ON PAGE 9 UNDER “REPURCHASES OF SHARES BY THE FUND”:

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to repurchase any or all of their Shares.  To provide a limited degree of liquidity to investors, the Fund intends periodically to offer to repurchase Shares pursuant to written tenders by Shareholders.  Repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion.  In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, portfolio management and economic factors.  The Fund anticipates conducting a repurchase offer of up to 15% of the Fund's Shares twelve times a year, subject to the Fund Board's approval. The Adviser currently anticipates that repurchase offers will take place on or about the following times during the Fund’s twelve months of operation:  July 21, 2011, August 22, 2011, September 21, 2011, October 21, 2011, November 22, 2011, December 22, 2011, January 23, 2012, February 24, 2012, March 26, 2012, April 24, 2012, May 23, 2012, and June 21, 2012.  See “Repurchases and Transfers of Shares.”

A repurchase offer, unless withdrawn, shall remain open until the expiration of at least twenty (20) business days from its commencement and at least ten (10) business days from the date that notice of an increase or decrease in the percentage of the class of securities being sought or the consideration offered is first published, sent or given to security holders.  In addition, the Fund will permit securities tendered pursuant to the repurchase offer to be withdrawn at any time during the period such repurchase offer remains open and, if not yet accepted for payment, after the expiration of forty (40) business days from the commencement of the repurchase offer.

The Fund has the right to repurchase Shares of Shareholders if the Board determines that the repurchase is in the best interests of the Fund or upon the occurrence of certain events specified in the Fund’s Declaration of Trust (the “Declaration of Trust”), including, but not limited to, Shareholders’ attempted transfers in violation of the transfer restrictions described above.  Due to the requirements regarding tenders offers and the frequency with which the Fund expects to offer to repurchase Shares, in the event the Fund makes repurchase offers, it is unlikely that the Fund will to be able to extend the expiration date of, or increase the amount of, any repurchase offer, which may result in an investor needing to participate in more than one repurchase offer to exit the Fund in case of oversubscribed repurchase offers. The Fund, subject to Board oversight, in the case a repurchase offer is oversubscribed and reduced pro rata,  expects to carry-over the amount of any unsatisfied tendered offer amounts to the next repurchase offer and expects to add that amount to the periodic repurchase offer (e.g., an oversubscription of 5% of the Fund’s Shares could result in the next repurchase offer being increased by an additional 5% of the Fund’s Shares).  The Board may change this approach in the future.

If a Shareholder submits Shares for repurchase by the Fund in accordance with the tender offer procedures and the Fund has not repurchased those shares within two years from the Valuation Date of the applicable repurchase offer period, then the Fund will, in accordance with the terms of its Declaration of Trust, be dissolved and liquidated.

Man Long Short Fund Tender Offer Diagram

THE FOLLOWING LANGUAGE REPLACES SIMILAR LANGUAGE IN THE FIRST PARAGRAPH ON PAGE 43  UNDER “REPURCHASES OF SHARES”:

The Fund from time to time will offer to repurchase outstanding Shares pursuant to written tenders by Shareholders.  Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding Shares.  In determining whether the Fund should repurchase Shares from Shareholders pursuant to written tenders, the Board will consider a variety of factors.  The Fund anticipates conducting a repurchase offer of up to 15% of the Fund's Shares twelve times a year, subject to the Fund Board's approval.  The Adviser currently anticipates that repurchase offers will take place on or about the following times during the Fund’s twelve months of operation: July 21, 2011, August 22, 2011, September 21, 2011, October 21, 2011, November 22, 2011, December 22, 2011, January 23, 2012, February 24, 2012, March 26, 2012, April 24, 2012, May 23, 2012, and June 21, 2012.

THE FOLLOWING CHART WAS ADDED AFTER THE LAST PARAGRAPH ON PAGE 43  UNDER “REPURCHASES OF SHARES”:

Man Long Short Fund Tender Offer Diagram

THE FOLLOWING LANGUAGE WAS ADDED TO THE SECOND PARAGRAPH ON PAGE 43  UNDER “REPURCHASES OF SHARES”:

A repurchase offer, unless withdrawn, shall remain open until the expiration of at least twenty (20) business days from its commencement and at least ten (10) business days from the date that notice of an increase or decrease in the percentage of the class of securities being sought or the consideration offered is first published, sent or given to security holders.  In addition, the Fund will permit securities tendered pursuant to the repurchase offer to be withdrawn at any time during the period such repurchase offer remains open and, if not yet accepted for payment, after the expiration of forty (40) business days from the commencement of the repurchase offer.

THE FOLLOWING LANGUAGE WAS ADDED TO THE LAST PARAGRAPH ON PAGE 44  UNDER “REPURCHASE PROCEDURES”:

The Fund, subject to Board oversight, in the case a repurchase offer is oversubscribed and reduced pro rata,  expects to carry-over the amount of any unsatisfied tendered offer amounts to the next repurchase offer and expects to add that amount to the periodic repurchase offer (e.g., an oversubscription of 5% of the Fund’s Shares could result in the next repurchase offer being increased by an additional 5% of the Fund’s Shares).  The Board may change this approach in the future.

If a Shareholder submits Shares for repurchase by the Fund in accordance with the tender offer procedures and the Fund has not repurchased those shares within two years from the Valuation Date of the applicable repurchase offer period, then the Fund will, in accordance with the terms of its Declaration of Trust, be dissolved and liquidated.

June 15, 2011

SUPPLEMENT TO THE MAN LONG SHORT FUND
OCTOBER 1, 2010 STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING LANGUAGE WAS ADDED TO THE LAST PARAGRAPH ON PAGE 8  UNDER “REPURCHASE OFFERS”:

The Fund, subject to Board oversight, in the case a repurchase offer is oversubscribed and reduced pro rata,  expects to carry-over the amount of any unsatisfied tendered offer amounts to the next repurchase offer and expects to add that amount to the periodic repurchase offer (e.g., an oversubscription of 5% of the Fund’s Shares could result in the next repurchase offer being increased by an additional 5% of the Fund’s Shares).  The Board may change this approach in the future.

If a Shareholder submits Shares for repurchase by the Fund in accordance with the tender offer procedures and the Fund has not repurchased those shares within two years from the Valuation Date of the applicable repurchase offer period, then the Fund will, in accordance with the terms of its Declaration of Trust, be dissolved and liquidated.

THE FOLLOWING LANGUAGE WAS ADDED AFTER THE SECOND SENTENCE ON PAGE 28  UNDER “TERM, DISSOLUTION AND LIQUIDATION”:

In addition, if a Shareholder submits Shares for repurchase by the Fund in accordance with the tender offer procedures and the Fund has not repurchased those shares within two years from the Valuation Date of the applicable repurchase offer period, then the Fund will, in accordance with the terms of its Declaration of Trust, be dissolved and liquidated.

June 15, 2011